Note 16 - Condensed Parent Company Financial Information - Condensed Statement of Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income before equity in undistributed net income of bank subsidiary									$ 9,749	$ 6,725	$ 7,265
Net income	$ 2,435	$ 1,786	$ 2,200	$ 1,799	$ 865	$ 402	$ 1,185	$ 1,394	8,220	3,846	5,521
Parent Company [Member]
Income – dividends from bank subsidiary									4,500	28,000	2,575
Expenses – interest expense, professional fees and other expenses, net of federal income tax benefit									(1,346)	(835)	(703)
Income before equity in undistributed net income of bank subsidiary									3,154	27,165	1,872
Equity in undistributed net income of bank subsidiary									5,066	(23,319)	3,649
Net income									$ 8,220	$ 3,846	$ 5,521